As filed with the Securities and Exchange Commission on May 20, 2011
1933 Act Registration No. 33-35788
1940 Act Registration No. 811-06136

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. __ ☐
Post-Effective Amendment No. 44 ☑
and/or
REGISTRATION UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☑
Amendment No. 45
(Check appropriate box or boxes)

HOMESTEAD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
4301 Wilson Boulevard, Arlington, VA 22203
(Address of Principal Executive Office)
Registrant’s Telephone Number, including Area Code:
(703) 907-5993
Danielle C. Sieverling
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
1200 G Street, N.W.
Washington, D.C. 20005
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective:
☑       immediately upon filing pursuant to paragraph (b) of Rule 485
☐       on                      pursuant to paragraph (b) of Rule 485
☐       60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐       on                      pursuant to paragraph (a)(1) of Rule 485
☐       75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐       on                      pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐     This post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES
          This Registration Statement contains certain disclosures regarding the S&P 500 Stock Master Portfolio (the “Portfolio”), a series of the Master Investment Portfolio (the “Trust”). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Homestead Funds, Inc. (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on May 20, 2011. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

MASTER INVESTMENT PORTFOLIO S&P 500 STOCK MASTER PORTFOLIO

By:	/s/ John M. Perlowski

John M. Perlowski President and Chief Executive Officer
          This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on May 20, 2011. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

/s/ John M. Perlowski	President and Chief Executive Officer	May 20, 2011
John M. Perlowski	(Principal Executive Officer)

/s/ Neal J. Andrews	Chief Financial Officer	May 20, 2011
Neal J. Andrews	(Principal Financial and Accounting Officer)

	Trustee	May 20, 2011
Richard S. Davis*

	Trustee	May 20, 2011
Henry Gabbay*

	Trustee	May 20, 2011
David O. Beim*

	Trustee	May 20, 2011
Ronald W. Forbes*

	Trustee	May 20, 2011
Dr. Matina S. Horner*

	Trustee	May 20, 2011
Rodney D. Johnson*

	Trustee	May 20, 2011
Herbert I. London*

	Trustee	May 20, 2011
Cynthia A. Montgomery*

	Trustee	May 20, 2011
Robert C. Robb, Jr.*

	Trustee	May 20, 2011
Toby Rosenblatt*

	Trustee	May 20, 2011
Kenneth L. Urish*

	Trustee	May 20, 2011
Frederick W. Winter*

	Trustee	May 20, 2011
Joseph P. Platt, Jr.*

By:	/s/ Edward B. Baer
Edward B. Baer (Attorney-in-Fact)

*	As Attorney-in-Fact pursuant to the power of attorney, dated February 14, 2011, as incorporated by reference to Post-Effective Amendment No. 43.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Homestead Funds, Inc. (the “Fund”) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Arlington, and State of Virginia on the 20th day of May, 2011.
Homestead Funds, Inc.
Peter R. Morris*
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

James F. Perna*	Chairman of the Board and Director	May 20, 2011

Peter R. Morris*	President, Chief Executive Officer and Director	May 20, 2011

Anthony M. Marinello*	Director	May 20, 2011

Anthony C. Williams*	Director	May 20, 2011

Douglas W. Johnson*	Director	May 20, 2011

Sheldon C. Petersen*	Director	May 20, 2011

Kenneth R. Meyer*	Director	May 20, 2011

Mark Rose*	Director	May 20, 2011

Peter J. Tonetti*	Director	May 20, 2011

Cynthia L. Dove*	Vice President and Chief Operating Officer	May 20, 2011

Amy M. DiMauro*	Treasurer	May 20, 2011

Kelly Bowers Whetstone*	Secretary	May 20, 2011

*By:	/s/ Danielle C. Sieverling
Danielle C. Sieverling Chief Compliance Officer
Signed pursuant to Powers of Attorney

Exhibit List

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase